Schedule of investments
Delaware Floating Rate II Fund
December 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.34%
Cheniere Energy PIK 144A 4.875% exercise price $93.64, maturity date 5/28/21 #, *	184,685	$185,839
Total Convertible Bond (cost $186,225)		185,839

Corporate Bonds — 6.82%
Banking — 0.40%
Barclays 6.125% μ, ψ	200,000	216,005
		216,005
Capital Goods — 0.70%
Bombardier 144A 7.875% 4/15/27 #	125,000	115,121
TransDigm 5.50% 11/15/27	250,000	263,200
		378,321
Communications — 0.76%
Cincinnati Bell 144A 7.00% 7/15/24 #	223,000	232,615
Level 3 Financing 144A 4.25% 7/1/28 #	175,000	179,987
		412,602
Consumer Cyclical — 1.04%
Ford Motor 8.50% 4/21/23	500,000	564,588
		564,588
Consumer Non-Cyclical — 0.16%
United Natural Foods 144A 6.75% 10/15/28 #	80,000	83,799
		83,799
Financial Services — 0.38%
NFP 144A 7.00% 5/15/25 #	190,000	205,081
		205,081
Healthcare — 0.90%
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	160,000	170,700
Surgery Center Holdings 144A 10.00% 4/15/27 #	150,000	166,031
Tenet Healthcare 6.875% 11/15/31	142,000	150,316
		487,047
Insurance — 0.37%
HUB International 144A 7.00% 5/1/26 #	190,000	198,891
		198,891
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media — 0.24%
Clear Channel Worldwide Holdings 9.25% 2/15/24	125,000	$126,888
		126,888
Technology — 0.76%
Banff Merger Sub 144A 9.75% 9/1/26 #	215,000	232,462
Boxer Parent 144A 9.125% 3/1/26 #	165,000	177,994
		410,456
Transportation — 1.11%
DAE Funding 144A 5.75% 11/15/23 #	91,000	93,616
Delta Air Lines 144A 7.00% 5/1/25 #	350,000	404,326
United Airlines Holdings 4.875% 1/15/25	105,000	103,522
		601,464
Total Corporate Bonds (cost $3,352,187)		3,685,142

Loan Agreements — 86.88%
A&V Holdings Midco 6.375% (LIBOR06M + 5.375%) 4/7/27 •	316,772	307,269
Acrisure Tranche B 3.647% (LIBOR01M + 3.50%) 2/15/27 •	407,868	401,648
Adevinta 1st Lien Tranche B TBD 10/22/27 X	410,000	410,769
Advantage Sales & Marketing 1st Lien 6.00% (LIBOR03M + 5.25%) 10/28/27 •	440,000	439,450
American Airlines Tranche B 2.159% (LIBOR01M + 2.00%) 12/14/23 •	385,419	348,760
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	1,220,000	1,229,912
Apro 5.00% (LIBOR03M + 4.00%) 11/14/26 •	664,114	665,774
Array Technologies 5.00% (LIBOR03M + 4.00%) 10/14/27 •	612,000	602,055

NQ-QFV [12/20] 2/21 (1511469)    1

Schedule of investments
Delaware Floating Rate II Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Aruba Investments Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/24/27 •	435,000	$435,000
Aruba Investments Holdings 2nd Lien TBD 11/24/28 X	435,000	439,350
AssuredPartners
3.647% (LIBOR01M + 3.50%) 2/12/27 •	438,539	432,875
5.50% (LIBOR01M + 4.50%) 2/13/27 •	223,312	224,150

AthenaHealth Tranche B 1st Lien 4.648% (LIBOR01M + 4.50%) 2/11/26 •	491,250	492,069
Bausch Health 3.148% (LIBOR01M + 3.00%) 6/2/25 •	273,884	273,157
Berry Global Tranche Y 2.149% (LIBOR01M + 2.00%) 7/1/26 •	395,732	394,496
Blue Ribbon 1st Lien 5.00% (LIBOR02M + 4.00%) 11/15/21 •	1,189,000	1,128,560
Boxer Parent 4.397% (LIBOR01M + 4.25%) 10/2/25 •	434,437	433,568
BW Gas & Convenience Holdings 6.40% (LIBOR01M + 6.25%) 11/18/24 •	495,286	498,072
Caesars Resort Collection Tranche B-1 4.647% (LIBOR03M + 4.50%) 7/21/25 •	387,030	388,215
Camelot US Acquisition I 4.00% (LIBOR01M + 3.00%) 10/30/26 •	175,000	174,964
Camelot US Acquisition l 3.147% (LIBOR01M + 3.00%) 10/31/26 •	421,137	419,768
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	633,815	656,632
CenturyLink Tranche B 2.397% (LIBOR01M + 2.25%) 3/15/27 •	734,074	726,580
Chemours Tranche B-2 1.90% (LIBOR01M + 1.75%) 4/3/25 •	222,483	218,923
CityCenter Holdings 2.397% (LIBOR01M + 2.25%) 4/18/24 •	372,108	368,096
	Principal amount°	Value (US $)

Loan Agreements (continued)

Connect US Finco 5.50% (LIBOR01M + 4.50%) 12/12/26 •	655,050	$658,735
Conservice Midco 1st Lien 4.503% (LIBOR03M + 4.25%) 5/13/27 •	339,150	339,998
Consolidated Communications 5.75% (LIBOR01M + 4.75%) 10/2/27 •	738,150	742,721
Coral US Co-Borrower Tranche B-5 2.397% (LIBOR01M + 2.25%) 1/31/28 •	390,000	385,508
Core & Main 3.75% (LIBOR03M + 2.75%) 8/1/24 •	539,801	538,901
CSC Holdings 2.409% (LIBOR01M + 2.25%) 7/17/25 •	331,404	327,745
Cumulus Media New Holdings 4.75% (LIBOR06M + 3.75%) 3/31/26 •	714,845	704,837
Delta Air Lines 5.75% (LIBOR03M + 4.75%) 4/29/23 •	124,375	126,610
Dun & Bradstreet 1st Lien TBD 2/6/26 X	150,000	150,225
Dun & Bradstreet Tranche B 3.898% (LIBOR01M + 3.75%) 2/8/26 •	296,503	296,948
EFS Cogen Holdings I Tranche B 4.50% (LIBOR03M + 3.50%) 10/1/27 •	567,982	566,917
Ensemble RCM 3.964% (LIBOR03M + 3.75%) 8/3/26 •	355,568	355,613
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	635,000	663,575
Epicor Software Tranche B 5.25% (LIBOR01M + 4.25%) 7/30/27 •	428,925	432,008
Frontier Communications 5.75% (LIBOR01M + 4.75%) 10/8/21 •	1,200,000	1,212,000
Garda World Security Tranche B 1st Lien 4.99% (LIBOR03M + 4.75%) 10/30/26 •	423,678	425,002

2    NQ-QFV [12/20] 2/21 (1511469)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	1,050,000	$1,045,800
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	710,131	712,794
Heartland Dental 3.647% (LIBOR01M + 3.50%) 4/30/25 •	919,577	897,928
HUB International 5.00% (LIBOR03M + 4.00%) 4/25/25 •	492,513	494,596
Informatica 2nd Lien 7.125% 2/25/25 •	1,085,000	1,108,056
IRB Holding TBD 2/5/25 X	600,000	600,825
JBS USA LUX 2.147% (LIBOR01M + 2.00%) 5/1/26 •	584,665	580,401
LCPR Loan Financing 5.159% (LIBOR01M + 5.00%) 10/15/26 •	637,000	640,317
Logmein 1st Lien 4.903% (LIBOR01M + 4.75%) 8/31/27 •	1,010,000	1,008,106
Mermaid Bidco Tranche B TBD 12/10/27 X	950,000	952,375
Milano Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	950,000	952,375
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	553,000	577,232
Numericable US Tranche B-11 2.897% (LIBOR01M + 2.75%) 7/31/25 •	754,801	740,098
Numericable US Tranche B-13 4.237% (LIBOR03M + 4.00%) 8/14/26 •	348,237	347,402
Ortho-Clinical Diagnostics 3.398% (LIBOR01M + 3.25%) 6/30/25 •	629,445	621,745
PG&E 5.50% (LIBOR01M + 4.50%) 6/23/25 •	1,179,075	1,195,287
PQ 4.00% (LIBOR03M + 3.00%) 2/7/27 •	95,868	96,012
PQ Tranche B 2.464% (LIBOR03M + 2.25%) 2/8/27 •	351,468	350,150
Pretium PKG Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/5/27 •	475,000	475,594
	Principal amount°	Value (US $)

Loan Agreements (continued)

Prime Security Services Borrower Tranche B-1 4.25% (LIBOR01M + 3.25%) 9/23/26 •	372,528	$373,832
Quikrete Holdings 1st Lien 2.647% (LIBOR01M + 2.50%) 1/31/27 •	436,371	434,855
Reynolds Group Holdings Tranche B-2 3.397% (LIBOR01M + 3.25%) 2/5/26 •	275,000	273,711
Ryan Specialty Group 4.00% (LIBOR01M + 3.25%) 9/1/27 •	473,812	473,813
Scientific Games International Tranche B-5 2.897% (LIBOR01M + 2.75%) 8/14/24 •	908,990	890,242
Sinclair Televison Group Tranche B-2 2.65% (LIBOR01M + 2.50%) 7/18/26 •	301,985	299,532
Solenis International 2nd Lien 8.733% (LIBOR03M + 8.50%) 6/26/26 •	840,000	827,050
Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25 •	585,000	592,678
SS&C Technologies Tranche B-5 1.897% (LIBOR01M + 1.75%) 4/16/25 •	289,041	286,572
Stars Group Holdings 3.754% (LIBOR03M + 3.50%) 7/10/25 •	503,864	506,209
Surf Holdings 1st Lien 3.726% (LIBOR03M + 3.50%) 3/5/27 •	586,680	582,426
Surgery Center Holdings 4.25% (LIBOR01M + 3.25%) 9/2/24 •	290,006	285,838
Terrier Media Buyer 4.397% (LIBOR01M + 4.25%) 12/17/26 •	953,370	954,827
Titan Acquisition 3.267% (LIBOR06M + 3.00%) 3/28/25 •	460,933	451,023
Tosca Services 1st Lien 5.25% (LIBOR01M + 4.25%) 8/18/27 •	680,000	685,100
Transdigm Tranche F 2.397% (LIBOR01M + 2.25%) 12/9/25 •	557,689	547,930

NQ-QFV [12/20] 2/21 (1511469)    3

Schedule of investments
Delaware Floating Rate II Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	1,107,000	$1,141,594
USI 4.254% (LIBOR03M + 4.00%) 12/2/26 •	891,000	891,445
USS Ultimate Holdings 2nd Lien TBD 8/10/25 X	254,545	253,061
Vantage Specialty Chemicals 2nd Lien TBD 10/27/25 X	15,380	13,352
Verscend Holding Tranche B 4.647% (LIBOR01M + 4.50%) 8/27/25 •	1,023,902	1,025,438
Vertical Midco Tranche B 4.567% (LIBOR06M + 4.25%) 7/30/27 •	589,700	593,155
White Cap Buyer 4.50% (LIBOR03M + 4.00%) 10/19/27 •	500,000	500,625
Windstream Services 7.25% (LIBOR01M + 6.25%) 9/21/27 •	675,317	662,148
Total Loan Agreements (cost $45,997,492)		46,981,004
	Number of shares
Short-Term Investments — 7.22%
Money Market Mutual Funds — 7.22%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	976,388	976,388
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	976,388	976,388
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	976,388	976,388
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	976,388	$976,388
Total Short-Term Investments (cost $3,905,552)		3,905,552

Total Value of Securities—101.26% (cost $53,441,456)		54,757,537
Liabilities Net of Receivables and Other Assets—(1.26%)		(681,410)
Net Assets Applicable to 5,759,274 Shares Outstanding—100.00%		$54,076,127
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $2,446,462, which represents 4.52% of the Fund's net assets.
*	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after December 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate

4    NQ-QFV [12/20] 2/21 (1511469)

(Unaudited)
Summary of abbreviations: (continued)
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
Summary of abbreviations: (continued)
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar
NQ-QFV [12/20] 2/21 (1511469)    5